Financial Assets And Liabilities - Summary Of Detailed Information About Concentration Of Risk That Arises From Contracts Within Scope Of IFRS 17 (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Chevron Products Company [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	29.00%	0.00%
Trafigura [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	16.00%	0.00%
Raizen Argentina S.A. [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	12.00%	28.00%
Pemex
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	0.00%	15.00%
ENAP Refineras S.A. [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of Entitys Trade Receivables	22.00%	28.00%
Oil Market [Member] | Trafigura [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	15.00%	20.00%
Oil Market [Member] | Raizen Argentina S.A. [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	15.00%	25.00%
Oil Market [Member] | Trafigura Pte LTD [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	15.00%	19.00%
Oil Market [Member] | ENAP Refinerías S.A. [member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	21.00%	15.00%
Natural Gas [Member] | Cinergia Chile S.p.a [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	14.00%	28.00%
Natural Gas [Member] | Compaa Administradora del Mercado Mayorista Elctrico SA [Member]
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Percentage of entity's revenue	25.00%	13.00%